Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details)	9 Months Ended	12 Months Ended
	Oct. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1		$ 500
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2		10.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3		$ 500
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4		$ 2,250
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5		10.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6		$ 2,250
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7		$ 375
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8		10.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9		$ 375
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10		$ 6,250
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11		30.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12		$ 6,250
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13		$ 375
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14		10.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15		$ 375
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16		$ 3,750
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17		14.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18		$ 3,750
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19		$ 3,750
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20		22.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21		$ 3,750
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22		$ 5,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23		30.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24		$ 5,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25		$ 1,375
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26		10.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27		$ 1,375
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28		$ 15,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29		10.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30		$ 15,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 31		$ 1,250
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 32		10.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 33		$ 1,250
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 34		$ 3,750
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 35		10.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 36		$ 1,875
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 37		$ 2,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 38		10.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 39		$ 2,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 40		$ 25,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 41		10.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 42		$ 25,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 43		$ 1,699,250
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 44		5.12
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 45		$ 277,813
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 46		$ 25,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 47		6.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 48		$ 0
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 49		1,794,875
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 50		$ 346,563
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1	$ 375
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2	10.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3	$ 375
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4	$ 3,750
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5	14.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6	$ 3,750
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7	$ 3,750
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8	22.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9	$ 3,750
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10	$ 5,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11	30.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12	$ 5,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13	$ 1,375
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14	10.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15	$ 1,375
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16	$ 15,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17	10.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18	$ 15,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19	$ 1,250
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20	10.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21	$ 1,250
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22	$ 3,750
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23	10.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24	$ 3,750
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25	$ 2,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26	10.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27	$ 2,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28	$ 25,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29	10.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30	$ 25,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 31	$ 1,699,250
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 32	5.12
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 33	$ 949,750
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 34	$ 25,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 35	6.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 36	$ 15,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 37	$ 37,500
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 38	4.48
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 39	$ 0
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 40	$ 37,500
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 41	4.48
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 42	$ 0
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 43	$ 6,250
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 44	4.80
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 45	$ 0
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 46	$ 337,399
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 47	4.40
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 48	$ 87,471
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 49	2,204,149
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 50	$ 1,113,471